SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Income Tax Disclosure [Abstract]
Net operating loss carrying forwards	$ 22,980	$ 179,241	$ 229,869
Less: valuation allowance	(22,980)	(179,241)	(229,869)
Total deferred tax assets